RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	2,453,579	1,023,313
Derivatives [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,550,274	622,273
Derivatives [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	265	774
Derivatives [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	$ 903,040	$ 400,266